Equity - Restricted share grants (Details) - Restricted Stock - $ / shares	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Shares
Beginning balance	0	0	0
Granted	0	60,575	13,169
Forfeited		(26,335)
Vested		(34,240)	(13,169)
Ending balance		0	0
Weighted Average Grant Date Fair Value Per Share
Beginning balance		$ 0	$ 0	$ 0
Granted		2.14	5.11
Forfeited		2.14
Vested		2.14	5.11
Ending balance		$ 0	$ 0